TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2022
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
Schedule of taxes, charges and contributions recoverable

	12.31.22	12.31.21
State VAT (ICMS) (1)	2,181,377	2,895,375
PIS and COFINS (2)	981,848	1,885,486
Withholding taxes and contributions (3)	140,686	156,322
Fistel, INSS, ISS and other taxes	136,719	119,858
Total	3,440,630	5,057,041

Current	2,571,170	3,716,169
Non-current	869,460	1,340,872
(1)	Includes ICMS credits from the acquisition of property and equipment (available to offset in 48 months); requests for refund of ICMS paid on invoices that were subsequently cancelled; for the rendering of services; tax substitution; and tax rate difference; among others. Non-current consolidated amounts include credits arising from the acquisition of property and equipment of R$626,636 and R$578,290 on December 31, 2022 and 2021, respectively.
(2)	On May 13, 2021, the STF rendered a favorable decision for Leading Case RE 574706 in relation to the recognition of the right to exclude ICMS from the calculation basis of contributions to PIS and COFINS. As a result of this decision, the Company recognized in 2021 a credit in the amount of R$2,269,391 referring to two lawsuits that later became final on June 25, 2021 and on May 27, 2022. These processes have already been authorized by the RFB and the Company is already offsetting them (Notes 27 and 28).

Additionally, the Company has another legal suit that became final in 2018 for which it previously recognized the credit for the period from July 2002 to July 2014. The remaining portion of this process, relating to the period from April 1998 to June 2002, was not recognized at that time, as the Company considered it to be a contingent asset and, therefore, did not meet the parameters for accounting recognition. In August 2022, based on the evolution of more recent decisions handed down by the STF on a similar Leading Case, management, supported by its legal advisors, concluded that estimated recoverability had reached the status for recognition and therefore the remaining portion of the credit was recognized of R$1,145,658, in 2022. Also in 2022, after approval of the credit with the RFB, the Company started offsetting said credit.

At December 31, 2022, the balance available for offset is recorded in current assets totaling R$786,857 (R$1,579,117 as of December 31, 2021).

(3)	Withholding income tax (“IRRF”) credits on short-term investments, interest on equity and others, which are used as deduction in operations for the period and social contribution tax withheld at source on services provided to public agencies.